Stock-Based Compensation - Assumptions Used for Restricted Stock Grants (Details) - Restricted Stock Units (Market Condition) - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
August 2022 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	1.50%
Expected volatility	41.90%
Risk free interest rate	3.50%
Expected life in years	3 years
JHX stock price at grant date (A$ per share)	$ 33.51
Number of restricted stock units (in shares)	387,360
August 2022 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	1.50%
Expected volatility	33.40%
Risk free interest rate	3.50%
Expected life in years	2 years
JHX stock price at grant date (A$ per share)	$ 33.51
Number of restricted stock units (in shares)	102,250
November 2022 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	0.00%
Expected volatility	42.50%
Risk free interest rate	4.70%
Expected life in years	9 months 18 days
JHX stock price at grant date (A$ per share)	$ 33.05
Number of restricted stock units (in shares)	38,387
November 2022 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	0.00%
Expected volatility	35.10%
Risk free interest rate	4.70%
Expected life in years	1 year 9 months 18 days
JHX stock price at grant date (A$ per share)	$ 33.05
Number of restricted stock units (in shares)	39,450
November 2022 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	0.00%
Expected volatility	43.80%
Risk free interest rate	4.70%
Expected life in years	2 years 9 months 18 days
JHX stock price at grant date (A$ per share)	$ 33.05
Number of restricted stock units (in shares)	115,688
March 2023 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	0.00%
Expected volatility	36.30%
Risk free interest rate	4.00%
Expected life in years	2 years 4 months 24 days
JHX stock price at grant date (A$ per share)	$ 30.98
Number of restricted stock units (in shares)	41,401
August 2021 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)		2.00%
Expected volatility		40.00%
Risk free interest rate		0.40%
Expected life in years		3 years
JHX stock price at grant date (A$ per share)		$ 52.66
Number of restricted stock units (in shares)		130,513
September 2021 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)		2.00%
Expected volatility		40.20%
Risk free interest rate		0.40%
Expected life in years		2 years 10 months 24 days
JHX stock price at grant date (A$ per share)		$ 52.12
Number of restricted stock units (in shares)		92,956